Organization and Description of Business (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Description of Business (Details Narrative)
Accumulated deficit	$ (19,358,959)	$ (19,076,522)	$ (15,185,187)
Accumulated deficit	(19,358,959)	(19,076,522)	$ (15,185,187)
Working capital deficit	$ (903,121)	$ (910,000)